Transactions with Related Parties (Details) - USD ($) $ in Thousands				1 Months Ended	12 Months Ended
	Mar. 26, 2020	Mar. 23, 2020	Mar. 01, 2020	Jan. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Transaction with Related Parties [Abstract]
Due to related parties					$ 127	$ 68
Payment for repurchase of preferred stock					0	400	$ 0
Pure Brokerage [Member]
Transaction with Related Parties [Abstract]
Due to related parties					63	68
Pure Brokerage [Member] | Net Income (Loss) from Discontinued Operations [Member]
Transaction with Related Parties [Abstract]
Related party expenses						56
Pure Brokerage [Member] | Commissions [Member] | Voyage Expenses [Member]
Transaction with Related Parties [Abstract]
Related party expenses					431	227
Pure Brokerage [Member] | Brokerage Fees [Member] | General and Administrative Expenses [Member]
Transaction with Related Parties [Abstract]
Related party expenses					180	80
Altair [Member]
Transaction with Related Parties [Abstract]
Due to related parties					0	0
Termination costs				$ 0
Altair [Member] | Travel Expenses [Member]
Transaction with Related Parties [Abstract]
Related party expenses					18	179	428
Steamship Shipbroking [Member]
Transaction with Related Parties [Abstract]
Related party expenses					280	2,100
Due to related parties						0
Termination costs			$ 0
Due from related parties, current						0
DWM [Member]
Transaction with Related Parties [Abstract]
Due to related parties						0
Due from related parties, current						0
DWM [Member] | Commissions [Member]
Transaction with Related Parties [Abstract]
Related party expenses					$ 21
DWM [Member] | Management Fees [Member]
Transaction with Related Parties [Abstract]
Related party expenses						$ 116	$ 5
Diana Shipping Inc. [Member] | Series C Preferred Stock [Member]
Transaction with Related Parties [Abstract]
Repurchase and cancellation of preferred stock (in shares)	100	100
Payment for repurchase of preferred stock	$ 1,500	$ 1,500